Schedule I - Consolidated Summary of Investments - other than Investments in Related Parties	12 Months Ended
Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Consolidated summary of investments - other than investments in related parties
SCHEDULE I
CONSOLIDATED SUMMARY OF INVESTMENTS – OTHER THAN
INVESTMENTS IN RELATED PARTIES
AT DECEMBER 31, 2015 AND 2014

	2015			2014
(U.S. dollars in thousands)	Cost or Amortized Cost (1)	Fair Value	Amount Presented in the Balance Sheet	Cost or Amortized Cost (1)	Fair Value	Amount Presented in the Balance Sheet
Fixed Maturities – AFS - Excluding Life Funds Withheld Assets:
U.S. Government and Government Agency-Related/Supported	$5,047,621	$5,065,637	$5,065,637	$2,100,851	$2,171,953	$2,171,953
Corporate - Financials	3,535,830	3,561,909	3,561,909	2,687,797	2,761,916	2,761,916
Corporate - Non-Financials	6,867,525	6,900,447	6,900,447	5,774,333	6,016,457	6,016,457
RMBS – Agency	3,697,756	3,757,971	3,757,971	3,625,171	3,728,576	3,728,576
RMBS – Non-Agency	319,876	328,540	328,540	404,398	427,351	427,351
CMBS	401,713	405,316	405,316	1,033,819	1,052,544	1,052,544
CDO	41,679	32,410	32,410	717,544	692,034	692,034
Other asset-backed securities	1,164,426	1,168,572	1,168,572	1,028,528	1,065,293	1,065,293
U.S. States and political subdivisions of the States	2,514,048	2,632,070	2,632,070	1,892,566	2,021,272	2,021,272
Non-U.S. Sovereign Government, Supranational and Government-Related	5,249,148	5,251,614	5,251,614	4,162,425	4,240,073	4,240,073
Total Fixed maturities – AFS	$28,839,622	$29,104,486	$29,104,486	$23,427,432	$24,177,469	$24,177,469
Equity securities	834,079	878,919	878,919	763,833	868,292	868,292
Short-term investments	618,851	617,390	617,390	257,221	256,727	256,727
Total Investments - AFS - Excluding Life Funds Withheld Assets	30,292,552	30,600,795	30,600,795	24,448,486	25,302,488	25,302,488
Fixed Maturities - AFS - Life Funds Withheld Assets
U.S. Government and Government agency-Related/Supported	10,721	12,742	12,742	14,866	18,724	18,724
Corporate - Financials	531,016	598,236	598,236	701,587	801,019	801,019
Corporate - Non-Financials	1,132,926	1,308,628	1,308,628	1,706,262	2,016,961	2,016,961
RMBS – Agency	591	752	752	3,301	3,782	3,782
RMBS – Non-Agency	24,401	26,953	26,953	71,075	85,335	85,335
CMBS	107,968	122,481	122,481	168,886	193,167	193,167
Other asset-backed securities	132,674	149,795	149,795	238,168	273,541	273,541
Non-U.S. Sovereign Government, Supranational and Government-Related	737,735	933,516	933,516	1,397,194	1,789,036	1,789,036
Total Fixed maturities - AFS - Life Funds Withheld Assets	2,678,032	3,153,103	3,153,103	4,301,339	5,181,565	5,181,565
Total Investments - AFS	32,970,584	33,753,898	33,753,898	28,749,825	30,484,053	30,484,053
Fixed maturities - Trading
U.S. Government and Government-Related/Supported	4,957	4,990	4,990	—	—	—
Corporate - Financials	344,070	335,956	335,956	—	—	—
Corporate - Non-Financials	509,441	493,621	493,621	1,180	1,171	1,171
RMBS - Agency	370	368	368	—	—	—
CMBS	4,874	4,803	4,803	—	—	—
Other asset-backed securities	26,405	25,700	25,700	—	—	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	373,492	370,261	370,261	—	—	—
Total Fixed maturities - Trading	1,263,609	1,235,699	1,235,699	1,180	1,171	1,171
Short-term investments	60,176	60,330	60,330	—	—	—
Total investments - Trading	1,323,785	1,296,029	1,296,029	1,180	1,171	1,171
Other investments	1,197,674	1,445,793	1,433,057	1,002,871	1,265,682	1,248,439
Total investments other than investments in related parties	$35,492,043	$36,495,720	$36,482,984	$29,753,876	$31,750,906	$31,733,663
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(1)	Investments in fixed maturities, short-term investments and held to maturity are shown at amortized cost.